Note 5 - Accrued Expenses - Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payroll and employee-related costs		$ 1,390	$ 1,318
Contracted service costs		968	7,218
Professional fees and other		279	413
Total	$ 1,219	$ 2,637	$ 8,949